SHARE CAPITAL (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employees [Member]
Number of options
Options outstanding at beginning of year	1,031,591	938,090
Granted		95,300
Exercised	(28,447)
Expired		(563)
Forfeited	(2,250)	(1,238)
Options outstanding at end of year	1,000,894	1,031,591	938,090
Options exercisable at the end of the year	900,687	683,979
Weighted-average exercise price
Options outstanding at beginning of year	$ 4.74	$ 4.47
Granted		6.24
Exercised	5.27
Expired		5.57
Forfeited	7.77	5.57
Options Outstanding at end of year	4.63	4.74	$ 4.47
Options exercisable at the end of the year	$ 4.08	$ 3.60
Weighted-average remaining contractual life
Options outstanding	6 years 18 days	7 years 2 months 30 days	7 years 10 months 21 days
Granted		9 years 2 months 1 day
Options exercisable at the end of the year	5 years 8 months 2 days	6 years 6 months 21 days
Non Employees Member [Member]
Number of options
Options outstanding at beginning of year	198,575	198,575
Granted
Options outstanding at end of year	198,575	198,575	198,575
Options exercisable at the end of the year	137,771	96,588
Weighted-average exercise price
Options outstanding at beginning of year	$ 7.48	$ 7.48
Granted
Options Outstanding at end of year	7.70	7.48	$ 7.48
Options exercisable at the end of the year	$ 7.34	$ 6.97
Weighted-average remaining contractual life
Options outstanding	6 years 10 months 3 days	7 years 10 months 3 days	8 years 9 months 22 days
Options exercisable at the end of the year	6 years 9 months 18 days	7 years 9 months 11 days